CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 45,284,308	$ 49,098,841	$ 10,336,467
Prepayments and other current assets	9,200,238	21,366,262
Total current assets	130,399,278	172,189,090
Total assets	142,627,909	178,460,376
Current liabilities
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiary without recourse to the Group of US$ 7,238 and US$ 122,915 as of December 31, 2019 and 2020, respectively)	5,038,861	10,516,988
Amounts due to related parties	9,400,708	16,233,461
Total liabilities	63,074,235	93,769,928
Commitments and contingencies (Note 29)
Shareholders’ equity:
Accumulated other comprehensive (loss)/income	4,037,628	(2,264,635)
Accumulated deficit	(32,855,049)	(19,556,137)
Total ECMOHO Limited shareholders’ equity	79,553,674	84,124,893
Total liabilities and shareholders’ equity	142,627,909	178,460,376
Class A Ordinary Shares
Shareholders’ equity:
Ordinary Shares	693	635
ECMOHO LIMITED
Current assets
Cash and cash equivalents	37,473,282	43,806,283
Prepayments and other current assets	39,954,153
Total current assets	77,427,435	43,806,283
Investments in subsidiaries, VIEs and VIEs’ subsidiary	10,671,658	50,520,768
Total assets	88,099,093	94,327,051
Current liabilities
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiary without recourse to the Group of US$ 7,238 and US$ 122,915 as of December 31, 2019 and 2020, respectively)	4,441,419	6,178,925
Amounts due to related parties	3,850,000	4,023,233
Total liabilities	8,291,419	10,202,158
Commitments and contingencies (Note 29)
Shareholders’ equity:
Ordinary Shares	714	752
Additional paid in capital	108,369,688	105,944,278
Accumulated other comprehensive (loss)/income	4,291,628	(2,264,635)
Accumulated deficit	(32,855,049)	(19,556,137)
Total ECMOHO Limited shareholders’ equity	79,807,674	84,124,893
Total liabilities and shareholders’ equity	88,099,093	94,327,051
ECMOHO LIMITED | Class A Ordinary Shares
Shareholders’ equity:
Ordinary Shares	$ 693	$ 635